Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Tax Charge

The tax charge comprises:

	2018 £m	2017 £m	2016 £m
Corporation tax
Current year	481.9	523.4	569.4
Prior years	(111.8)	(98.6)	(80.3)
	370.1	424.8	489.1
Deferred tax
Current year	(49.0)	(235.2)	(88.0)
Prior years	2.8	7.4	(12.2)
	(46.2)	(227.8)	(100.2)
Tax charge	323.9	197.0	388.9

Tax Charge Reconciled to Profit Before Taxation

The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

	2018 £m	2017 £m	2016 £m
Profit before taxation	1,463.3	2,109.3	1,890.5
Tax at the corporation tax rate of 19.0%[1]	278.0	406.0	378.1
Tax effect of share of results of associates	(8.3)	(21.8)	(10.0)
Irrecoverable withholding taxes	55.9	37.0	36.3
Items that are not deductible/(taxable) in determining taxable profit	28.7	(3.9)	9.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	90.2	140.3	60.4
US Transition Tax related to unremitted foreign earnings	(7.3)	28.1	–
Effect of change in US tax rate on deferred tax balances	–	(234.1)	–
Origination and reversal of unrecognised temporary differences	7.5	(17.2)	(4.3)
Tax losses not recognised or utilised in the year	22.3	32.5	52.2
Utilisation of tax losses not previously recognised	(25.6)	(10.4)	(11.3)
Recognition of temporary differences not previously recognised	(8.4)	(68.3)	(29.4)
Net release of prior year provisions in relation to acquired businesses	(20.4)	(15.0)	(23.3)
Other prior year adjustments	(88.7)	(76.2)	(69.2)
Tax charge	323.9	197.0	388.9
Effective tax rate on profit before tax	22.1%	9.3%	20.6%

Note

[1]

The Parent Company of the Group is tax resident in the UK. As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19% (2017: 19.25%, 2016: 20%).